Material related party transactions - Other transactions with related parties (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Proceeds from repayment from the controlling shareholder		¥ 297,105,000	¥ 269,934,000
Cash advances to related parties		5,205,000	9,508,000
Proceeds from repayment from related parties	¥ 14,713,000
Mr. Ye Guofu
Disclosure of transactions between related parties [line items]
Proceeds from repayment from the controlling shareholder		297,105,000	269,934,000
Liabilities waived by the controlling shareholder			5,040,000
Cash advances to related parties		101,462,000
Repayment to the controlling shareholder	11,946,000
Mr. Ye Guofu | Discontinued operations
Disclosure of transactions between related parties [line items]
Interest incurred on loans from the controlling shareholder			5,014,000
Repayment of loans from the controlling shareholder			130,441,000
MINI Investment Holding Limited
Disclosure of transactions between related parties [line items]
Cash advances to related parties			9,508,000
Proceeds from repayment from related parties	9,508,000
MINI Investment Holding Limited | Discontinued operations
Disclosure of transactions between related parties [line items]
Disposal of discontinued operations	1,000	1,000	1,000
Nome Design Guangzhou Limited
Disclosure of transactions between related parties [line items]
Cash advances to related parties		5,205,000
Proceeds from repayment from related parties	5,205,000
Purchase of lifestyle products	581,000	648,000
Miniso Lifestyle Nigeria Limited
Disclosure of transactions between related parties [line items]
Proceeds from repayment from the controlling shareholder			¥ 65,268,000
Sales of lifestyle products	5,312,000	201,000
Advanced payments received for purchase of lifestyle products		4,005,000
Interest rate			8.00%
Interest incurred on loans from the controlling shareholder			¥ 4,374,000
Miniso Technology (Guangzhou) Co., Ltd.
Disclosure of transactions between related parties [line items]
Sales of lifestyle products	1,271,000
Haydon (Shanghai) Technology Co., Ltd
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products	894,000
Provision of information technology support and consulting services	3,050,000
199 Global Holding (Guangzhou) Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products	135,000
Guangzhou Chuyunju Catering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Purchase of catering services	8,334,000	10,241,000	6,108,000
Shanghai Kerong Networks Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products	38,148,000	177,367,000	191,232,000
Shenzhen Zhizhi Brand Incubation Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products	22,220,000	52,385,000	97,298,000
Wow Color Beauty Guangdong Technology Limited
Disclosure of transactions between related parties [line items]
Purchase of lifestyle products	19,000	13,339,000
Provision of information technology support and consulting services	9,912,000
YGF MC LIMITED | Discontinued operations
Disclosure of transactions between related parties [line items]
Disposal of discontinued operations	1,000	1,000	1,000
Minihome Hong Kong Limited | Discontinued operations
Disclosure of transactions between related parties [line items]
Disposal of discontinued operations	1,000	¥ 1,000	1,000
MINISO GmbH
Disclosure of transactions between related parties [line items]
Proceeds from repayment from the controlling shareholder			¥ 51,557,000
Interest rate			3.00%
Interest incurred on loans from the controlling shareholder			¥ 640,000
MINISO Lifestyle Kenya Ltd
Disclosure of transactions between related parties [line items]
Proceeds from repayment from the controlling shareholder			¥ 18,630,000
Interest rate			0.00%
Interest incurred on loans from the controlling shareholder			¥ 0
Mingyou Industrial Investment (Guangzhou) Limited
Disclosure of transactions between related parties [line items]
Provision of guarantee for a subsidiary of the equity-accounted investee	¥ 160,000,000